SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES (Details) - White River Holdings Corp [Member] - mbbl	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Proved Developed, Producing	169,688	462,914
Proved Developed, Non-Producing
Total Proved Developed	169,688	462,914
Proved Undeveloped
Total Proved	169,688	462,914